FAIR VALUES - Paragraphs (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 ARS ($)
FAIR VALUES
Transfer of assets from level 1 to level 2	$ 0
Transfer of assets from level 2 to level 1	0
Transfer of liabilities from level 1 to level 2	0
Transfer of liabilities from level 2 to level 1	0
Transfer of assets into level 3	0
Transfer of assets out of level 3	0
Transfer of liabilities into level 3	0
Transfer of liabilities out of level 3	$ 0